Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 11,782	$ 8,533	$ 8,810
Interest expense from financial instruments measured at amortized cost	(6,564)	(3,259)	(4,247)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,403	1,431	1,299
Net interest income	6,621	6,705	5,862
Other net income from financial instruments measured at fair value through profit or loss	7,517	5,850	6,960
Fee and commission income	20,789	24,372	20,961
Fee and commission expense	(1,823)	(1,985)	(1,775)
Net fee and commission income	18,966	22,387	19,186
Other income	1,459	452	1,076
Total revenues	34,563	35,393	33,084
Credit loss expense / (release)	29	(148)	694
Personnel expenses	17,680	18,387	17,224
General and administrative expenses	5,189	5,553	4,885
Depreciation, amortization and impairment of non-financial assets	2,061	2,118	2,126
Operating expenses	24,930	26,058	24,235
Operating profit / (loss) before tax	9,604	9,484	8,155
Tax expense / (benefit)	1,942	1,998	1,583
Net profit / (loss)	7,661	7,486	6,572
Profit Loss Attributable To Noncontrolling Interests	32	29	15
Net profit / (loss) attributable to shareholders	7,630	7,457	6,557
UBS AG (consolidated)
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	11,803	8,534	8,816
Interest expense from financial instruments measured at amortized cost	(6,696)	(3,366)	(4,333)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,410	1,437	1,305
Net interest income	6,517	6,605	5,788
Other net income from financial instruments measured at fair value through profit or loss	7,493	5,844	6,930
Fee and commission income	20,846	24,422	20,982
Fee and commission expense	(1,823)	(1,985)	(1,775)
Net fee and commission income	19,023	22,438	19,207
Other income	1,882	941	1,549
Total revenues	34,915	35,828	33,474
Credit loss expense / (release)	29	(148)	695
Personnel expenses	15,080	15,661	14,686
General and administrative expenses	9,001	9,476	8,486
Depreciation, amortization and impairment of non-financial assets	1,845	1,875	1,909
Operating expenses	25,927	27,012	25,081
Operating profit / (loss) before tax	8,960	8,964	7,699
Tax expense / (benefit)	1,844	1,903	1,488
Net profit / (loss)	7,116	7,061	6,211
Profit Loss Attributable To Noncontrolling Interests	32	29	15
Net profit / (loss) attributable to shareholders	7,084	7,032	6,196
UBS AG (consolidated) | Elimination entries
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	(1,575)	(703)	(818)
Interest expense from financial instruments measured at amortized cost	2,093	1,025	1,134
Net interest income from financial instruments measured at fair value through profit or loss and other	(449)	(274)	(273)
Net interest income	68	48	43
Other net income from financial instruments measured at fair value through profit or loss	112	(83)	118
Fee and commission income	(660)	(770)	(984)
Fee and commission expense	652	755	961
Net fee and commission income	(8)	(14)	(23)
Other income	(8,382)	(8,396)	(5,941)
Total revenues	(8,210)	(8,445)	(5,803)
Credit loss expense / (release)	(1)	24	0
Personnel expenses	0	1	0
General and administrative expenses	(2,660)	(2,696)	(2,481)
Depreciation, amortization and impairment of non-financial assets	(109)	(114)	(115)
Operating expenses	(2,769)	(2,809)	(2,596)
Operating profit / (loss) before tax	(5,440)	(5,660)	(3,207)
Tax expense / (benefit)	151	(11)	(107)
Net profit / (loss)	(5,592)	(5,649)	(3,100)
Profit Loss Attributable To Noncontrolling Interests	0	0	0
Net profit / (loss) attributable to shareholders	(5,592)	(5,649)	(3,100)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	4,824	3,130	3,386
Interest expense from financial instruments measured at amortized cost	(5,449)	(2,847)	(3,694)
Net interest income from financial instruments measured at fair value through profit or loss and other	881	1,229	1,103
Net interest income	257	1,512	794
Other net income from financial instruments measured at fair value through profit or loss	5,541	3,751	4,857
Fee and commission income	2,875	3,837	3,731
Fee and commission expense	(684)	(810)	(644)
Net fee and commission income	2,191	3,027	3,087
Other income	6,732	7,555	4,671
Total revenues	14,721	15,845	13,410
Credit loss expense / (release)	(17)	(65)	352
Personnel expenses	3,251	3,401	3,458
General and administrative expenses	3,374	4,255	3,507
Depreciation, amortization and impairment of non-financial assets	871	949	1,013
Operating expenses	7,496	8,605	7,978
Operating profit / (loss) before tax	7,242	7,305	5,079
Tax expense / (benefit)	(28)	203	238
Net profit / (loss)	7,270	7,102	4,840
Profit Loss Attributable To Noncontrolling Interests	0	0	0
Net profit / (loss) attributable to shareholders	7,270	7,102	4,840
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,894	3,652	3,636
Interest expense from financial instruments measured at amortized cost	(736)	(520)	(513)
Net interest income from financial instruments measured at fair value through profit or loss and other	546	254	164
Net interest income	3,704	3,386	3,288
Other net income from financial instruments measured at fair value through profit or loss	900	807	911
Fee and commission income	4,865	5,204	4,585
Fee and commission expense	(464)	(481)	(829)
Net fee and commission income	4,401	4,723	3,756
Other income	203	221	233
Total revenues	9,208	9,137	8,188
Credit loss expense / (release)	50	(98)	286
Personnel expenses	1,995	2,098	2,017
General and administrative expenses	3,258	3,442	3,313
Depreciation, amortization and impairment of non-financial assets	340	285	261
Operating expenses	5,592	5,825	5,591
Operating profit / (loss) before tax	3,566	3,409	2,311
Tax expense / (benefit)	638	622	444
Net profit / (loss)	2,928	2,788	1,868
Profit Loss Attributable To Noncontrolling Interests	0	0	0
Net profit / (loss) attributable to shareholders	2,928	2,788	1,868
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Income Statement [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	4,661	2,456	2,612
Interest expense from financial instruments measured at amortized cost	(2,604)	(1,024)	(1,261)
Net interest income from financial instruments measured at fair value through profit or loss and other	431	228	311
Net interest income	2,488	1,660	1,662
Other net income from financial instruments measured at fair value through profit or loss	940	1,369	1,044
Fee and commission income	13,766	16,151	13,651
Fee and commission expense	(1,327)	(1,450)	(1,263)
Net fee and commission income	12,439	14,702	12,388
Other income	3,329	1,560	2,585
Total revenues	19,197	19,291	17,679
Credit loss expense / (release)	(3)	(10)	56
Personnel expenses	9,835	10,161	9,211
General and administrative expenses	5,029	4,474	4,147
Depreciation, amortization and impairment of non-financial assets	744	755	750
Operating expenses	15,607	15,390	14,108
Operating profit / (loss) before tax	3,592	3,910	3,515
Tax expense / (benefit)	1,083	1,090	912
Net profit / (loss)	2,509	2,820	2,603
Profit Loss Attributable To Noncontrolling Interests	32	29	15
Net profit / (loss) attributable to shareholders	$ 2,477	$ 2,792	$ 2,588